INTANGIBLE ASSETS (Details Narrative) - USD ($)	Aug. 31, 2024	May 31, 2024	May 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 197,761	$ 197,761	$ 197,761